DEBT (Details - Outstanding convertible notes and derivative liability) - Vanquish Funding [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Convertible notes payable, face amount	$ 263,665	$ 316,098
Derivative liability, fair value	$ 263,666	$ 316,099